J. & W. SELIGMAN & CO.
                                  INCORPORATED


                                          May 1, 1997



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:   Seligman Growth Fund, Inc.
      File Nos. 2-10836 and 811-229

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 73 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 29, 1997.

      If you have any questions, please do not hesitate to call me at (212) 850-1426.

                                          Very truly yours,



                                          Maureen A. Coleman
                                          Assistant Vice President
                                          Law & Regulation








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